UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

U.S. Treasury Money Fund

Investor Class (PRTXX)

This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Investor Class	$32	0.31%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,399,275
Number of Portfolio Holdings	53
Investment Advisory Fees Paid (000s)	$20,688

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	63.0%
U.S. Treasury Debt	36.5
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	29.5%
U.S. Treasury Notes	26.1
U.S. Treasury Bills	10.4
Federal Reserve Bank of New York	7.5
Citigroup Global Markets	6.1
State Street	4.9
RBC Dominion Securities	4.1
Royal Bank of Canada	3.1
BNP Paribas Securities	2.3
Goldman Sachs	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F53-052 7/25

U.S. Treasury Money Fund

Investor Class (PRTXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

U.S. Treasury Money Fund

I Class (TRGXX)

This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - I Class	$24	0.23%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,399,275
Number of Portfolio Holdings	53
Investment Advisory Fees Paid (000s)	$20,688

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	63.0%
U.S. Treasury Debt	36.5
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	29.5%
U.S. Treasury Notes	26.1
U.S. Treasury Bills	10.4
Federal Reserve Bank of New York	7.5
Citigroup Global Markets	6.1
State Street	4.9
RBC Dominion Securities	4.1
Royal Bank of Canada	3.1
BNP Paribas Securities	2.3
Goldman Sachs	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1095-052 7/25

U.S. Treasury Money Fund

I Class (TRGXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

U.S. Treasury Money Fund

Z Class (TRZXX)

This annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,399,275
Number of Portfolio Holdings	53
Investment Advisory Fees Paid (000s)	$20,688

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	63.0%
U.S. Treasury Debt	36.5
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	29.5%
U.S. Treasury Notes	26.1
U.S. Treasury Bills	10.4
Federal Reserve Bank of New York	7.5
Citigroup Global Markets	6.1
State Street	4.9
RBC Dominion Securities	4.1
Royal Bank of Canada	3.1
BNP Paribas Securities	2.3
Goldman Sachs	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1272-052 7/25

U.S. Treasury Money Fund

Z Class (TRZXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$25,444	$25,242
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTXX U.S. Treasury Money
Fund
TRGXX U.S. Treasury Money
Fund–
.
I Class
TRZXX U.S. Treasury Money
Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.04 0.05 0.03 —
(3)(4)
—
(3)(4)
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment
activities 0.04 0.05 0.03 —
(3)
—
(3)
Distributions
Net investment income (0.04) (0.05) (0.03) —
(3)
—
(3)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
4.57% 5.21% 3.26% 0.04%
(4)
0.01%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.31% 0.31% 0.30% 0.31% 0.37%
Net expenses after waivers/
payments by Price Associates 0.31% 0.31% 0.30% 0.11%
(4)
0.15%
(4)
Net investment income 4.46% 5.06% 3.23% 0.04%
(4)
0.01%
(4)
Net assets, end of period (in
millions) $6,956 $5,981 $5,266 $5,005 $5,414
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20% and 0.19% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.05 0.03 —
(3)(4)
—
(3)(4)
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment
activities 0.05 0.05 0.03 —
(3)
—
(3)
Distributions
Net investment income (0.05) (0.05) (0.03) —
(3)
—
(3)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
4.65% 5.29% 3.33% 0.06%
(4)
0.01%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.23% 0.25% 0.24% 0.23% 0.34%
Net expenses after
waivers/payments by Price
Associates 0.23% 0.23% 0.23% 0.11%
(4)
0.13%
(4)
Net investment income 4.56% 5.14% 3.34% 0.07%
(4)
0.01%
(4)
Net assets, end of period (in
millions) $5,495 $4,612 $3,868 $3,113 $2,028
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.12% and 0.15% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.05 0.04 —
(3)
—
(3)
Net realized and unrealized
gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment
activities 0.05 0.05 0.04 —
(3)
—
(3)
Distributions
Net investment income (0.05) (0.05) (0.04) —
(3)
—
(3)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(4)
4.89% 5.53% 3.57% 0.16% 0.16%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.19% 0.19% 0.19% 0.19% 0.27%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 4.81% 5.35% 3.57% 0.14% 0.15%
Net assets, end of period (in
millions) $2,948 $2,176 $4,518 $3,587 $2,788
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 36.5%
U.S. Treasury Bills, 4.241%, 12/26/25  70,000 68,355
U.S. Treasury Bills, 4.25%, 6/20/25  210,000 209,539
U.S. Treasury Bills, 4.258%, 7/1/25  292,000 290,978
U.S. Treasury Bills, 4.277%, 10/30/25  50,000 49,140
U.S. Treasury Bills, 4.28%, 9/30/25  250,000 246,513
U.S. Treasury Bills, 4.288%, 9/23/25  300,000 295,983
U.S. Treasury Bills, 4.359%, 6/12/25  233,000 232,697
U.S. Treasury Bills, 4.366%, 11/28/25  100,000 97,909
U.S. Treasury Bills, 4.897%, 7/10/25  105,000 104,469
U.S. Treasury Notes, 0.25%, 6/30/25  50,000 49,839
U.S. Treasury Notes, 0.375%, 11/30/25  50,000 49,018
U.S. Treasury Notes, 0.375%, 12/31/25  85,000 83,144
U.S. Treasury Notes, 0.375%, 1/31/26  105,000 102,374
U.S. Treasury Notes, 0.50%, 2/28/26  79,000 76,864
U.S. Treasury Notes, 0.75%, 3/31/26  110,000 107,064
U.S. Treasury Notes, 0.75%, 5/31/26  115,000 111,256
U.S. Treasury Notes, 1.625%, 2/15/26  105,000 103,085
U.S. Treasury Notes, 2.25%, 11/15/25  50,000 49,518
U.S. Treasury Notes, 2.50%, 2/28/26  40,000 39,488
U.S. Treasury Notes, 2.625%, 12/31/25  50,000 49,541
U.S. Treasury Notes, 2.625%, 1/31/26  35,000 34,634
U.S. Treasury Notes, 3.625%, 5/15/26  190,000 189,277
U.S. Treasury Notes, 4.00%, 2/15/26  70,000 69,872
U.S. Treasury Notes, 4.125%, 6/15/26  225,000 224,910
U.S. Treasury Notes, 4.25%, 12/31/25  75,000 74,983
U.S. Treasury Notes, 4.25%, 1/31/26  35,000 34,986
U.S. Treasury Notes, 4.50%, 3/31/26  130,000 130,419
U.S. Treasury Notes, 4.625%, 2/28/26  34,000 34,075
U.S. Treasury Notes, 4.625%, 3/15/26  103,000 103,239
U.S. Treasury Notes, FRN, 3M UST + 0.098%, 4.399%,
1/31/27  150,000 149,877
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 4.426%,
7/31/25  560,650 560,623
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 4.451%, 4/30/26  163,960 163,949
U.S. Treasury Notes, FRN, 3M UST + 0.16%, 4.461%, 4/30/27  370,000 370,054
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 4.471%,
10/31/25  667,390 667,498
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 4.483%,
7/31/26  318,000 317,872
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 4.546%,
1/31/26  74,500 74,515
Total U.S. Treasury Debt (Cost $5,617,557) 5,617,557

T. ROWE PRICE U.S. Treasury Money Fund

Par $ Value
(Amounts in 000s)
U.S. TREASURY REPURCHASE AGREEMENT 63.0%(1)
Bank of America, Tri-Party, Dated 5/30/25, 4.34%, Delivery
Value of $115,042 on 6/2/25, Collateralized by U.S.
Government securities, 2.13% - 4.63%, 5/31/25 - 8/15/53,
valued at $117,300  115,000 115,000
Bank of Montreal, Tri-Party, Dated 5/30/25, 4.34%,
Delivery Value of $84,030 on 6/2/25, Collateralized by U.S.
Government securities, 3.75% - 4.38%, 12/31/29 - 8/31/31,
valued at $85,680  84,000 84,000
BNP Paribas Securities, Tri-Party, Dated 5/27/25, 4.30%,
Delivery Value of $346,289 on 6/3/25, Collateralized by U.S.
Government securities, 0.13% - 4.13%, 10/15/25 - 2/15/28,
valued at $352,920  346,000 346,000
BNY Mellon, Bilateral, Dated 5/30/25, 4.34%, Delivery Value
of $4,546,644 on 6/2/25, Collateralized by U.S. Government
securities, 0.13% - 4.75%, 10/15/26 - 11/15/53, valued at
$4,635,900  4,545,000 4,545,000
Citigroup Global Markets, Tri-Party, Dated 5/30/25, 4.34%,
Delivery Value of $937,339 on 6/2/25, Collateralized by U.S.
Government securities, 0.13% - 5.38%, 7/31/26 - 7/15/31,
valued at $955,740  937,000 937,000
Credit Agricole, Tri-Party, Dated 5/30/25, 4.34%, Delivery
Value of $91,033 on 6/2/25, Collateralized by U.S.
Government securities, 4.25%, 11/15/34, valued at $92,820  91,000 91,000
Federal Reserve Bank of New York, Tri-Party, Dated 5/30/25,
4.25%, Delivery Value of $1,155,409 on 6/2/25, Collateralized
by U.S. Government securities, 1.38% - 2.38%, 5/15/29 -
11/15/31, valued at $1,155,409  1,155,000 1,155,000
Goldman Sachs, Tri-Party, Dated 5/29/25, 4.33%, Delivery
Value of $229,193 on 6/5/25, Collateralized by U.S.
Government securities, 2.88%, 5/15/28, valued at $233,580  229,000 229,000
Goldman Sachs, Tri-Party, Dated 5/30/25, 3.50%, Delivery
Value of $10,003 on 6/2/25, Collateralized by U.S.
Government securities, 1.63% - 4.13%, 10/31/26 - 4/30/29,
valued at $10,200  10,000 10,000
HSBC Securities, Tri-Party, Dated 5/30/25, 4.34%, Delivery
Value of $104,038 on 6/2/25, Collateralized by U.S.
Government securities, 0.38% - 5.00%, 5/31/25 - 8/15/33,
valued at $106,080  104,000 104,000
JPMorgan Chase, Tri-Party, Dated 5/30/25, 4.34%,
Delivery Value of $52,019 on 6/2/25, Collateralized by U.S.
Government securities, 2.88% - 4.63%, 5/31/25 - 6/15/27,
valued at $53,040  52,000 52,000

T. ROWE PRICE U.S. Treasury Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
RBC Dominion Securities, Tri-Party, Dated 5/30/25, 4.34%,
Delivery Value of $625,226 on 6/2/25, Collateralized by U.S.
Government securities, 0.13% - 4.63%, 9/30/25 - 2/15/54,
valued at $637,500  625,000 625,000
Royal Bank of Canada, Tri-Party, Dated 5/30/25, 4.33%,
Delivery Value of $480,404 on 6/6/25, Collateralized by U.S.
Government securities, 0.63% - 4.63%, 12/31/27 - 8/15/34,
valued at $489,600  480,000 480,000
State Street, Bilateral, Dated 5/30/25, 4.34%, Delivery Value
of $677,245 on 6/2/25, Collateralized by U.S. Government
securities, 1.25% - 3.63%, 4/15/28, valued at $690,540  677,000 677,000
State Street, Bilateral, Dated 5/30/25, 4.34%, Delivery Value
of $75,027 on 6/2/25, Collateralized by U.S. Government
securities, 0.13%, 7/15/26, valued at $76,500  75,000 75,000
Toronto-Dominion Bank, Tri-Party, Dated 5/30/25, 4.34%,
Delivery Value of $62,022 on 6/2/25, Collateralized by U.S.
Government securities, 1.63% - 3.88%, 2/15/26 - 12/31/29,
valued at $63,240  62,000 62,000
Wells Fargo, Tri-Party, Dated 5/30/25, 4.34%, Delivery Value
of $115,042 on 6/2/25, Collateralized by U.S. Government
securities, 3.00% - 6.13%, 8/15/29 - 5/15/55, valued at
$117,300  115,000 115,000
Total U.S. Treasury Repurchase Agreement (Cost $9,702,000) 9,702,000
Total Investments in Securities
 99.5% of Net Assets (Cost $15,319,557) $ 15,319,557
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized b y U.S. government securities valued at
$9,873,349 at May 31, 2025.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $15,319,557) $ 15,319,557
Receivable for shares sold 339,841
Interest receivable 24,060
Cash 7
Other assets 123
Total assets 15,683,588
Liabilities
Payable for investment securities purchased 246,513
Payable for shares redeemed 34,984
Investment management fees payable 2,252
Due to affiliates 190
Payable to directors 7
Other liabilities 367
Total liabilities 284,313
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 15,399,275

T. ROWE PRICE U.S. Treasury Money Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 105
Paid-in capital applicable to 15,398,748,602 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares
of the Corporation authorized 15,399,170
NET ASSETS $ 15,399,275
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,955,555; Shares outstanding:
6,955,313,021) $ 1.00
I Class
(Net assets: $5,495,414; Shares outstanding:
5,495,222,731) $ 1.00
Z Class
(Net assets: $2,948,306; Shares outstanding:
2,948,212,850) $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 630,910
Other 8
Total income 630,918
Expenses
Investment management 23,732
Shareholder servicing
Investor Class $ 7,838
I Class 875 8,713
Prospectus and shareholder reports
Investor Class 58
I Class 721
Z Class 1 780
Custody and accounting 379
Registration 270
Directors 42
Legal and audit 30
Miscellaneous 44
Waived / paid by Price Associates (3,044)
Total expenses 30,946
Net investment income 599,972
Realized and Unrealized Gain / Loss –
Net realized gain on securities 7
INCREASE IN NET ASSETS FROM OPERATIONS $ 599,979

T. ROWE PRICE U.S. Treasury Money Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 599,972 $ 667,721
Net realized gain (loss) 7 (4)
Increase in net assets from operations 599,979 667,717
Distributions to shareholders
Net earnings
Investor Class (288,256) (287,922)
I Class (219,203) (213,736)
Z Class (92,498) (166,063)
Decrease in net assets from distributions (599,957) (667,721)
Capital share transactions
*
Shares sold
Investor Class 8,397,579 6,849,356
I Class 4,378,307 3,111,197
Z Class 13,345,635 21,851,240
Distributions reinvested
Investor Class 282,316 285,105
I Class 215,129 211,645
Z Class 92,164 166,716
Shares redeemed
Investor Class (7,705,282) (6,418,925)
I Class (3,710,211) (2,578,993)
Z Class (12,665,941) (24,359,425)
Increase (decrease) in net assets from capital
share transactions 2,629,696 (882,084)
Net Assets
Increase (decrease) during period 2,629,718 (882,088)
Beginning of period 12,769,557 13,651,645
End of period $ 15,399,275 $ 12,769,557
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE U.S. Treasury Money Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has three classes of shares:
the U.S. Treasury Money Fund (Investor Class), the U.S. Treasury Money
Fund–I Class (I Class) and the U.S. Treasury Money Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates
and
other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from

T. ROWE PRICE U.S. Treasury Money Fund

litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed normally at 5 p.m. Eastern time, each day the New York Stock
Exchange (NYSE) is open for business. However, if the NYSE closes early, the
NAV per share may be calculated as of the time that the NYSE closes. Prior to November 25, 2024, the fund’s NAV per share was computed at the close of the NYSE, normally 4 p.m. Eastern time, each day the NYSE was open for business. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:

T. ROWE PRICE U.S. Treasury Money Fund

assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On May 31, 2025, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE U.S. Treasury Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE U.S. Treasury Money Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments was as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. During the year ended May 31, 2025, the fund utilized $4,000 of capital loss carryforwards.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 599,957 $ 667,721
($000s)
Cost of investments $ 15,319,557
($000s)
Undistributed ordinary income $ 105
Total distributable earnings (loss) $ 105

T. ROWE PRICE U.S. Treasury Money Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE U.S. Treasury Money Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $794,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended
May 31, 2025, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $117,000 for
Price Associates; $5,965,000 for T. Rowe Price Services, Inc.; and $530,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.53% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $— $532 $(3,576)

T. ROWE PRICE U.S. Treasury Money Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2025, the fund was charged $241,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2025, approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, approximately 99% of the Z Class's outstanding shares were held by Price Funds and accounts.
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 307,729,763 shares of the Investor Class, representing 4%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE U.S. Treasury Money Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Treasury Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and
Shareholders of T. Rowe Price U.S. Treasury Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Treasury Money Fund (one of the funds constituting T. Rowe Price U.S. Treasury Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Treasury Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Treasury Money Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $554,551,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $599,867,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE U.S. Treasury Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. Treasury Money Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Money Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Money Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Money Fund

communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F53-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025